Quarterly Holdings Report
for

Fidelity® Trend Fund

March 31, 2020

TRE-QTLY-0520
1.799849.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
COMMUNICATION SERVICES - 9.7%
Entertainment - 1.4%
Netflix, Inc. (a)	67,380	$25,301
Interactive Media & Services - 7.8%
Alphabet, Inc. Class A (a)	58,985	68,538
Facebook, Inc. Class A (a)	380,265	63,428
IAC/InterActiveCorp (a)	31,700	5,682
		137,648
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc. (a)	102,600	8,608

TOTAL COMMUNICATION SERVICES		171,557

CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.7%
Tesla, Inc. (a)	24,200	12,681
Diversified Consumer Services - 0.7%
Arco Platform Ltd. Class A (a)	173,500	7,332
Bright Horizons Family Solutions, Inc. (a)	43,700	4,457
		11,789
Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc. (a)	17,000	11,125
Domino's Pizza, Inc. (b)	22,800	7,389
McDonald's Corp.	44,400	7,342
Starbucks Corp.	64,400	4,234
Vail Resorts, Inc.	16,900	2,496
		32,586
Internet & Direct Marketing Retail - 6.5%
Amazon.com, Inc. (a)	59,183	115,390
The RealReal, Inc.	4,100	29
Wayfair LLC Class A (a)	8,000	428
		115,847
Multiline Retail - 0.8%
Dollar General Corp.	70,400	10,631
Dollar Tree, Inc. (a)	42,800	3,145
		13,776
Specialty Retail - 0.9%
The Home Depot, Inc.	13,500	2,521
TJX Companies, Inc.	279,000	13,339
		15,860
Textiles, Apparel & Luxury Goods - 2.5%
Hermes International SCA	11,000	7,485
LVMH Moet Hennessy Louis Vuitton SE	28,700	10,526
Moncler SpA	127,200	4,622
NIKE, Inc. Class B	259,600	21,479
		44,112

TOTAL CONSUMER DISCRETIONARY		246,651

CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Monster Beverage Corp. (a)	74,000	4,163
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	88,600	25,263

TOTAL CONSUMER STAPLES		29,426

FINANCIALS - 2.4%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	165,000	6,346
Capital Markets - 2.1%
Intercontinental Exchange, Inc.	98,100	7,922
Moody's Corp.	71,800	15,186
MSCI, Inc.	47,000	13,581
		36,689

TOTAL FINANCIALS		43,035

HEALTH CARE - 16.2%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	10,400	934
Neurocrine Biosciences, Inc. (a)	53,800	4,656
Sarepta Therapeutics, Inc. (a)	52,000	5,087
Vertex Pharmaceuticals, Inc. (a)	90,100	21,439
		32,116
Health Care Equipment & Supplies - 6.0%
Becton, Dickinson & Co.	38,200	8,777
Boston Scientific Corp. (a)	479,342	15,641
Danaher Corp.	60,900	8,429
IDEXX Laboratories, Inc. (a)	52,400	12,693
Insulet Corp. (a)	38,813	6,431
Intuitive Surgical, Inc. (a)	28,250	13,990
Masimo Corp. (a)	145,400	25,753
Stryker Corp.	92,800	15,450
		107,164
Health Care Providers & Services - 2.7%
Centene Corp. (a)	400,800	23,812
Cigna Corp.	31,000	5,493
UnitedHealth Group, Inc.	71,600	17,856
		47,161
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	3,200	199
Bruker Corp.	137,900	4,945
Mettler-Toledo International, Inc. (a)	5,800	4,005
Thermo Fisher Scientific, Inc.	78,300	22,206
		31,355
Pharmaceuticals - 3.9%
AstraZeneca PLC (United Kingdom)	54,700	4,874
Bristol-Myers Squibb Co.	167,000	9,309
Dechra Pharmaceuticals PLC	269,200	7,763
Eli Lilly & Co.	199,400	27,661
Zoetis, Inc. Class A	171,000	20,125
		69,732

TOTAL HEALTH CARE		287,528

INDUSTRIALS - 7.8%
Aerospace & Defense - 2.5%
Airbus Group NV	35,700	2,302
Harris Corp.	29,300	5,278
HEICO Corp. Class A	173,200	11,067
Northrop Grumman Corp.	49,000	14,825
TransDigm Group, Inc.	35,000	11,207
		44,679
Commercial Services & Supplies - 1.6%
Cintas Corp.	52,700	9,129
Rollins, Inc. (b)	307,100	11,099
Waste Connection, Inc. (United States)	103,300	8,006
		28,234
Electrical Equipment - 0.2%
AMETEK, Inc.	51,500	3,709
Machinery - 0.6%
ESCO Technologies, Inc.	65,400	4,965
Nordson Corp.	47,500	6,416
		11,381
Professional Services - 2.0%
Clarivate Analytics PLC (a)	13,205	274
CoStar Group, Inc. (a)	20,200	11,862
Equifax, Inc.	79,400	9,484
IHS Markit Ltd.	84,500	5,070
Verisk Analytics, Inc.	59,100	8,237
		34,927
Road & Rail - 0.9%
Union Pacific Corp.	105,900	14,936

TOTAL INDUSTRIALS		137,866

INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 0.1%
Ubiquiti, Inc. (b)	8,200	1,161
Electronic Equipment & Components - 1.5%
Amphenol Corp. Class A	97,000	7,069
CDW Corp.	78,900	7,359
Littelfuse, Inc.	26,300	3,509
Zebra Technologies Corp. Class A (a)	47,200	8,666
		26,603
IT Services - 12.6%
Accenture PLC Class A	71,300	11,640
Adyen BV (a)(c)	11,065	9,319
Automatic Data Processing, Inc.	95,500	13,053
Black Knight, Inc. (a)	258,900	15,032
Booz Allen Hamilton Holding Corp. Class A	146,500	10,056
EPAM Systems, Inc. (a)	44,600	8,280
Euronet Worldwide, Inc. (a)	133,900	11,478
Fidelity National Information Services, Inc.	31,900	3,880
Gartner, Inc. (a)	68,100	6,781
Global Payments, Inc.	97,500	14,062
Jack Henry & Associates, Inc.	143,000	22,199
Leidos Holdings, Inc.	130,300	11,942
MasterCard, Inc. Class A	284,600	68,748
MongoDB, Inc. Class A (a)(b)	68,700	9,380
Square, Inc. (a)	34,300	1,797
VeriSign, Inc. (a)	38,600	6,951
		224,598
Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV	40,300	10,544
Lam Research Corp.	51,200	12,288
Microchip Technology, Inc.	82,700	5,607
Monolithic Power Systems, Inc.	132,600	22,205
NVIDIA Corp.	121,200	31,948
		82,592
Software - 20.9%
Adobe, Inc. (a)	95,600	30,424
Anaplan, Inc. (a)	52,500	1,589
ANSYS, Inc. (a)	58,800	13,669
Aspen Technology, Inc. (a)	138,400	13,158
Atlassian Corp. PLC (a)	89,800	12,326
Autodesk, Inc. (a)	73,500	11,473
Cadence Design Systems, Inc. (a)	221,000	14,595
Cloudflare, Inc. (a)	90,446	2,124
Coupa Software, Inc. (a)	28,500	3,982
Fair Isaac Corp. (a)	54,800	16,861
Globant SA (a)(b)	120,600	10,598
Intuit, Inc.	69,500	15,985
Microsoft Corp.	1,084,700	171,063
Paycom Software, Inc. (a)	21,800	4,404
Proofpoint, Inc. (a)	14,900	1,529
RingCentral, Inc. (a)	50,700	10,744
Salesforce.com, Inc. (a)	74,270	10,693
Temenos Group AG	103,680	13,515
The Trade Desk, Inc. (a)(b)	18,300	3,532
Zoom Video Communications, Inc. Class A	61,300	8,957
		371,221
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	474,525	120,667

TOTAL INFORMATION TECHNOLOGY		826,842

MATERIALS - 0.5%
Chemicals - 0.5%
Ecolab, Inc.	30,200	4,706
Sherwin-Williams Co.	9,400	4,319
		9,025
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	92,200	20,077
TOTAL COMMON STOCKS
(Cost $1,365,522)		1,772,007

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(d)(e)	62,891	591
Internet & Direct Marketing Retail - 0.4%
The Honest Co., Inc.:
Series D (a)(d)(e)	87,422	4,000
Series E (a)(d)(e)	102,016	2,000
		6,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $6,870)		6,591

Money Market Funds - 0.8%
Fidelity Securities Lending Cash Central Fund 0.28% (f)
(Cost $14,023)	14,021,811	14,025
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,386,415)		1,792,623
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,062)
NET ASSETS - 100%		$1,776,561

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,319,000 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,591,000 or 0.4% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
The Honest Co., Inc. Series D	8/3/15	$4,000
The Honest Co., Inc. Series E	9/28/17	$2,000
Topgolf International, Inc. Series F	11/10/17	$870

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$27
Fidelity Securities Lending Cash Central Fund	30
Total	$57

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees(the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events.The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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